Short-Term Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Short-Term Investments (Details) [Line Items]
Private equity funds investments			¥ 653	¥ 1,499
Product C [Member]
Short-Term Investments (Details) [Line Items]
Cash consideration	¥ 5,000